BANK LOANS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Bank Loans
Interest expenses	$ 80,635	¥ 12,643,607	¥ 12,512,123